Plan Description - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description, Available [true false]	true
Employee benefit plan, participant contribution, pretax, minimum annual compensation to total compensation, percentage	2.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
EBP, Percentage of employer contributions	200.00%
EBP, Employer Contribution, Noncash	$ 0
Employee benefit plan, vesting percentage	20.00%
Forfeited non-vested participant balances	$ 605,960
EBP, Forfeited nonvested unallocated to participant	15,891	$ 497,032
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage of account balance	50.00%
General purpose loan, maximum repayment term	5 years
Spread on prime rate	1.00%
Participants obtaining a loan charged	$ 35
Administrative expenses for maintenance	15
Continuing liability from disposition of assets	$ 0
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP, participant's vested account	$ 1,000
EBP, interest rate ranged	8.50%	9.50%
Minimum
EBP, Description of Plan [Line Items]
EBP, participant's vested account	$ 1,000
EBP, interest rate ranged	8.00%	8.75%
Less Than 20 Years of Service
EBP, Description of Plan [Line Items]
EBP, Percentage of employer contributions	50.00%
Less Than 20 Years of Service | Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
20 or More Years of Service
EBP, Description of Plan [Line Items]
EBP, Percentage of employer contributions	75.00%
20 or More Years of Service | Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
Freeze Options
EBP, Description of Plan [Line Items]
EBP, Percentage of employer contributions	100.00%
Freeze Options | Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%